INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (26,810)	$ (21,533)
Income tax recovery at statutory rate (21%)	(5,630)	(4,522)
Increase resulting from:
Effect of foreign tax rate	(252)	(669)
Unrecognized deferred tax asset	5,642	4,667
Permanent and other differences	240	524
Provision for income taxes	$ 0	$ 0